Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions		Jul. 31, 2024		Apr. 30, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total	[1]	$ 1,295,815		$ 1,293,039	$ 1,298,687
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	533,902		537,941	557,552
Undrawn commitments	[1]	100,236		99,489	103,721
Other exposures	[1],[4]	127,291		129,656	125,367
Total	[1]	761,429		767,086	786,640
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[5]	414,464		408,209	403,635
Undrawn commitments	[1],[5]	119,860		117,685	108,354
Other exposures	[1],[5]	62		59	58
Total	[1],[5]	534,386		525,953	512,047
IRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]	1,074,084
IRB portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	463,568
Undrawn commitments	[1]	93,615
Other exposures	[1],[4]	110,367
Total	[1]	667,550
IRB portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[5]	295,961
Undrawn commitments	[1],[5]	110,573
Total	[1],[5]	406,534
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	[1]	221,731
Standardized portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3]	70,334
Undrawn commitments	[1]	6,621
Other exposures	[1],[4]	16,924
Total	[1]	93,879
Standardized portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[5]	118,503
Undrawn commitments	[1],[5]	9,287
Other exposures	[1],[5]	62
Total		$ 127,852	[1],[5]	$ 127,000	$ 125,000

[1]	After credit risk mitigation and excludes equity securities, centralized counterparties, and other assets.
[2]	Non-retail drawn exposures include government guaranteed and privately insured mortgages and retail loans.
[3]	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
[4]	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
[5]	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.